Segment information - Adjustment to EBITDA (Details) - BRL (R$) R$ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024
Notes and other explanatory information [abstract]
Income (loss) from associates and joint ventures	R$ (172,005)	R$ 6,393	R$ (189,082)	R$ (3,514)
Impairment loss (reversal of impairment loss) recognised in profit or loss			76,066
Income from disposal and write-off of property, plant and equipment and biological assets			48,033	123,895
Provision/(reversals) for losses on ICMS credits			83,940	(21,448)
Other			11,958	2,163
Adjustments to EBITDA			(482,327)	430,879
Gain (loss) on fair value adjustments			R$ (73,248)	R$ 539,003	R$ 1,431,530